CTIVP® – CenterSquare Real Estate Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Real Estate 99.0%
Data Center REITs 12.5%
Digital Realty Trust, Inc.	53,240	7,668,690
Equinix, Inc.	19,726	16,280,459
Total		23,949,149
Diversified REITs 0.5%
Broadstone Net Lease, Inc.	62,750	983,293
Health Care REITs 13.9%
CareTrust REIT, Inc.	56,180	1,369,107
Healthpeak Properties, Inc.	256,600	4,811,250
Medical Properties Trust, Inc.	237,450	1,116,015
Omega Healthcare Investors, Inc.	92,500	2,929,475
Ventas, Inc.	144,420	6,288,047
Welltower, Inc.	107,060	10,003,686
Total		26,517,580
Hotel & Resort REITs 3.5%
DiamondRock Hospitality Co.	171,020	1,643,502
Host Hotels & Resorts, Inc.	181,340	3,750,111
Xenia Hotels & Resorts, Inc.	88,750	1,332,138
Total		6,725,751
Industrial REITs 14.2%
Americold Realty Trust, Inc.	39,710	989,573
First Industrial Realty Trust, Inc.	83,240	4,373,430
Prologis, Inc.	141,180	18,384,459
Rexford Industrial Realty, Inc.	67,200	3,380,160
Total		27,127,622
Multi-Family Residential REITs 10.4%
AvalonBay Communities, Inc.	15,040	2,790,822
Camden Property Trust	41,114	4,045,618
Elme Communities	30,716	427,567
Equity Residential	95,910	6,052,880
Independence Realty Trust, Inc.	36,487	588,535
UDR, Inc.	162,390	6,075,010
Total		19,980,432
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 5.4%
Alexandria Real Estate Equities, Inc.	15,290	1,971,034
Boston Properties, Inc.	35,740	2,334,179
Cousins Properties, Inc.	100,420	2,414,097
Douglas Emmett, Inc.	98,250	1,362,728
Kilroy Realty Corp.	54,740	1,994,178
Paramount Group, Inc.	67,120	314,793
Total		10,391,009
Other Specialized REITs 4.6%
Iron Mountain, Inc.	33,250	2,666,982
Lamar Advertising Co., Class A	11,170	1,333,810
Outfront Media, Inc.	11,727	196,896
VICI Properties, Inc.	154,130	4,591,533
Total		8,789,221
Retail REITs 18.0%
Agree Realty Corp.	65,443	3,738,104
Brixmor Property Group, Inc.	185,130	4,341,298
Kimco Realty Corp.	264,480	5,186,453
NNN REIT, Inc.	59,100	2,525,934
Realty Income Corp.	158,290	8,563,489
Retail Opportunity Investments Corp.	170,750	2,189,015
Simon Property Group, Inc.	43,440	6,797,926
Urban Edge Properties	69,682	1,203,408
Total		34,545,627
Self Storage REITs 8.0%
Extra Space Storage, Inc.	55,220	8,117,340
Public Storage	24,860	7,210,892
Total		15,328,232
Single-Family Residential REITs 5.9%
Invitation Homes, Inc.	153,240	5,456,876
Sun Communities, Inc.	45,510	5,851,676
Total		11,308,552

CTIVP® – CenterSquare Real Estate Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – CenterSquare Real Estate Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecom Tower REITs 2.1%
American Tower Corp.	13,590	2,685,248
SBA Communications Corp.	5,830	1,263,361
Total		3,948,609
Total Real Estate		189,595,077
Total Common Stocks (Cost: $182,876,381)		189,595,077

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(a),(b)	1,079,403	1,079,187
Total Money Market Funds (Cost: $1,079,172)		1,079,187
Total Investments in Securities (Cost $183,955,553)		190,674,264
Other Assets & Liabilities, Net		720,918
Net Assets		$191,395,182
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	801,968	3,543,054	(3,265,788)	(47)	1,079,187	(61)	16,225	1,079,403
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – CenterSquare Real Estate Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7030_12_C01_(05/24)